SUBORDINATED LIABILITIES	6 Months Ended
Jun. 30, 2026
Subordinated liabilities [abstract]
SUBORDINATED LIABILITIES	23. SUBORDINATED LIABILITIES

	30 June 2026	31 December 2025
	£m	£m
£325m Sterling preference shares	343	343
Undated subordinated liabilities	204	205
Dated subordinated liabilities	2,005	1,484
0	2,552	2,032
In both H1-26 and H1-25, no debt securities and subordinated liabilities were repurchased as part of ongoing liability management exercises.
Dated Subordinated liabilities increased mainly due to the acquisition of TSB, as set out in Note 29.